Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investment Income [Line Items]
Dividend income	€ 80	€ 87	€ 63
Impairments of available-for-sale debt securities			(17)
Reversal of impairments of available-for-sale debt securities	3
Realised gains/losses and impairments of debt securities	67	107	106
Impairments of available-for-sale equity securities	(6)	(13)	(117)
Realised gains/losses and impairments of equity securities	42	223	(50)
Income from and fair value gains/losses on investment properties	3	4	4
Investment income	192	421	123
Debt securities [member]
Disclosure of Investment Income [Line Items]
Realised gains/losses on disposal of debt securities	64	107	123
Available for sale at debt [member]
Disclosure of Investment Income [Line Items]
Reversal of impairments of available-for-sale debt securities	3
Equity securities [member]
Disclosure of Investment Income [Line Items]
Realised gains/losses on disposal of debt securities	€ 48	€ 236	€ 67